Segment Reporting - Geographic information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment reporting
Revenue from external customers	$ 548,512	$ 630,201	$ 837,999
Segment information
Total assets	1,753,097	1,274,196
Property, plant and equipment	94,623	92,498
Right-of-use assets	3,027	4,497
Leasehold land	10,954	10,706
Other intangible asset	8,941
Goodwill	3,112	2,990
Investment in equity investees	10,865	77,765
Investment in equity security		5,000
PRC
Segment reporting
Revenue from external customers	407,454	452,413	484,895
Segment information
Total assets	1,705,638	1,212,722
Property, plant and equipment	94,183	91,849
Right-of-use assets	2,489	4,086
Leasehold land	10,954	10,706
Other intangible asset	8,941
Goodwill	3,112	2,990
Investment in equity investees	5,140	77,765
Investment in equity security		5,000
US and others
Segment reporting
Revenue from external customers	141,058	177,788	$ 353,104
Segment information
Total assets	47,459	61,474
Property, plant and equipment	440	649
Right-of-use assets	538	$ 411
Investment in equity investees	$ 5,725